Significant Accounting Policies - Disclosure of Increase (Decrease) in Share Based Payment Due to Unobservable Input (Detail) € in Thousands	12 Months Ended
Dec. 31, 2020 EUR (€)
Resign before one year (1% movement)
Disclosure of Increase Decrease In Share Based Payment Due To Unobservable Input [Line Items]
Increase	€ 0
Decrease	0
Resign before the milestone dates (1% movement)
Disclosure of Increase Decrease In Share Based Payment Due To Unobservable Input [Line Items]
Increase	(62)
Decrease	62
Milestones be achieved (6 months earlier or 6 months later)
Disclosure of Increase Decrease In Share Based Payment Due To Unobservable Input [Line Items]
Increase	(872)
Decrease	€ 1,508